Eaton Vance
Missouri Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.1%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,018,068
Total Corporate Bonds (identified cost $992,470)		$ 1,018,068

Tax-Exempt Municipal Obligations — 94.7%
Security	Principal Amount (000's omitted)	Value
Education — 5.4%
Missouri Health and Educational Facilities Authority, (Saint Louis University):
(LOC: Barclays Bank PLC), 2.75%, 10/1/35(1)	$1,490	$ 1,490,000
(SPA: U.S. Bank, N.A.), 2.80%, 7/1/32(1)	135	135,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 2.70%, 3/1/40(1)	3,400	3,400,000
		$ 5,025,000
Electric Utilities — 2.4%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,001,842
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	664,029
Green Bonds, 5.25%, 12/1/40	500	558,909
		$ 2,224,780
General Obligations — 32.3%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$440	$ 457,717
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,444,083
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,894,497
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,890,156
Jackson County Reorganized School District No. 7, MO, 6.00%, 3/1/42	1,000	1,170,717
Jefferson City School District, MO, 5.50%, 3/1/43	1,550	1,694,377
Kansas City School District, MO, 4.25%, 3/1/41	1,105	1,146,895
Kansas City, MO, 3.125%, 2/1/39	1,000	908,691
Lindbergh School District, MO, 5.75%, 3/1/41	1,000	1,168,131
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	901,665
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Nevada R-V School District, MO, 5.00%, 3/1/38	$1,400	$ 1,406,216
North Kansas City School District No. 74, MO, 5.00%, 3/1/44	650	701,543
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,253,531
Puerto Rico:
5.625%, 7/1/29	250	265,436
5.75%, 7/1/31	750	826,190
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,055,080
Republic School District No. R-3, MO, 6.50%, 3/1/44	735	872,927
Springfield School District No. R-12, MO:
2.25%, 3/1/40	1,455	1,135,647
5.50%, 3/1/42	250	285,731
5.50%, 3/1/44	400	450,045
St. Charles County Francis Howell R-III School District, MO, Prerefunded to 3/1/28, 2.00%, 3/1/40	965	947,971
St. Charles School District, MO, 5.00%, 3/1/45	725	766,388
St. Louis County School District C-2 Parkway, MO:
4.00%, 3/1/41	1,125	1,140,752
5.25%, 3/1/37	1,000	1,163,354
5.25%, 3/1/39	1,000	1,146,922
University City School District, MO:
0.00%, 2/15/32	355	290,136
0.00%, 2/15/33	1,000	786,107
5.25%, 2/15/44	950	1,012,000
Warren County School District No. R-III, MO, 5.00%, 3/1/44	500	515,129
Warrensburg School District No. R-VI, MO, 5.75%, 3/1/43	1,000	1,128,809
		$29,826,843
Hospital — 12.2%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 492,102
4.00%, 2/15/44	200	190,412
5.00%, 2/15/41	1,000	1,066,039
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	100	92,658
4.00%, 4/1/45	1,000	941,668
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	932,082
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	926,843
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,918,956
5.00%, 11/15/37	1,125	1,181,304

Eaton Vance
Missouri Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	$2,490	$ 2,229,341
5.50%, 12/1/48	1,200	1,290,661
		$11,262,066
Housing — 5.2%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 699,855
3.00%, 11/1/37	975	920,014
3.00%, 11/1/39	580	533,663
3.00%, 11/1/44	440	367,468
3.30%, 12/1/47	321	303,118
3.40%, 11/1/46	856	816,177
4.15%, 11/1/38	270	274,607
4.45%, 11/1/44	380	379,516
4.60%, 11/1/49	490	484,063
		$ 4,778,481
Industrial Development Revenue — 1.7%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,510	$ 1,602,421
		$ 1,602,421
Insured - Electric Utilities — 1.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 957,792
(NPFG), 5.25%, 7/1/34	215	217,338
		$ 1,175,130
Insured - General Obligations — 3.9%
Kansas City School District, MO:
(AG), 4.00%, 3/1/44	$600	$ 584,714
(AG), 4.00%, 3/1/45	835	805,690
Mineral Area Community College District, MO, (AG), 5.00%, 3/1/44	775	807,708
St. Louis Board of Education, MO, (AG), 4.00%, 4/1/43	675	677,416
Valley Park School District, MO, (BAM), 5.50%, 3/1/44	645	690,136
		$ 3,565,664
Insured - Lease Revenue/Certificates of Participation — 6.1%
Jefferson County School District No. R-VI Festus, MO:
(BAM), 4.625%, 4/1/43	$500	$ 513,113
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Jefferson County School District No. R-VI Festus, MO: (continued)
(BAM), 4.75%, 4/1/45	$500	$ 512,427
Kansas City Municipal Assistance Corp., MO, (H. Roe Bartle Convention Center and Infrastructure):
(AMBAC), 0.00%, 4/15/26	2,170	2,143,508
(AMBAC), 0.00%, 4/15/30	2,105	1,812,808
Missouri Development Finance Board, (City of Independence - Public Safety), (AG), 5.50%, 12/1/42	590	650,307
		$ 5,632,163
Insured - Special Tax Revenue — 2.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, (AG), 5.25%, 7/1/28	$2,355	$ 2,503,246
		$ 2,503,246
Insured - Transportation — 4.6%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 4.00%, 3/1/50	$2,000	$ 1,790,776
St. Louis, MO, (Lambert International Airport):
(AG), 5.00%, 7/1/44	1,250	1,322,629
(NPFG), 5.50%, 7/1/30	1,000	1,123,984
		$ 4,237,389
Lease Revenue/Certificates of Participation — 2.5%
St. Charles County Public Water Supply District No. 2, MO, 5.00%, 12/1/47	$1,000	$ 1,044,566
Waynesville R-VI School District, MO, Certificates of Participation, 5.00%, 4/15/44	1,170	1,235,653
		$ 2,280,219
Other Revenue — 0.5%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 2.80%, 12/1/37(1)	$500	$ 500,000
		$ 500,000
Senior Living/Life Care — 4.7%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 500,017
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,344,712
5.25%, 2/1/48	375	376,724
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	505,016

Eaton Vance
Missouri Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis): (continued)
5.00%, 9/1/38	$250	$ 253,965
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	499,996
5.125%, 12/1/45	950	880,577
		$ 4,361,007
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority:
5.00%, 9/1/35(2)(3)	$250	$ 265,429
5.00%, 9/1/38(2)	200	204,201
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,321,078
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	15	15,094
		$ 1,805,802
Transportation — 2.9%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,269,025
(AMT), 5.00%, 3/1/46	1,440	1,453,685
		$ 2,722,710
Water and Sewer — 4.3%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$270	$ 259,036
Kansas City, MO, Water Revenue:
5.00%, 12/1/48	2,120	2,237,085
5.00%, 12/1/49	330	350,744
Missouri Environmental Improvement and Energy Resources Authority, (Tri-County Water Authority), 5.00%, 1/1/40	1,000	1,115,266
		$ 3,962,131
Total Tax-Exempt Municipal Obligations (identified cost $86,102,132)		$87,465,052

Taxable Municipal Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
Education — 2.0%
Curators of the University of Missouri, 5.96%, 11/1/39(4)	$1,765	$ 1,885,672
		$ 1,885,672
General Obligations — 1.1%
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	$1,000	$ 1,006,246
		$ 1,006,246
Total Taxable Municipal Obligations (identified cost $2,823,138)		$ 2,891,918
Total Investments — 98.9% (identified cost $89,917,740)		$91,375,038
Other Assets, Less Liabilities — 1.1%		$ 981,424
Net Assets — 100.0%		$92,356,462
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2025, the aggregate value of these securities is $469,630 or 0.5% of the Fund's net assets.
(3)	When-issued security.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2025, 18.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 10.0% of total investments.

Eaton Vance
Missouri Municipal Income Fund
November 30, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at November 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,018,068	$ —	$ 1,018,068
Tax-Exempt Municipal Obligations	—	87,465,052	—	87,465,052
Taxable Municipal Obligations	—	2,891,918	—	2,891,918
Total Investments	$ —	$91,375,038	$ —	$91,375,038
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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